Fees Summary	Apr. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,848,000
Previously Paid Amount	0.00
Total Fee Amount	282.93
Total Offset Amount	0.00
Net Fee	282.93
Narrative - Max Aggregate Offering Price	$ 1,848,000
Final Prospectus	true